Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, Series A Convertible, shares issued	4,697	4,697
Preferred stock, Series A Convertible, shares outstanding	4,697	4,697
Common stock, par value		$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	39,416,595	39,116,948
Common stock, shares outstanding	39,416,595	39,116,948